UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08229
__________________________________________

UBS Index Trust
_______________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
_______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end:   May 31

Date of reporting period:   November 30, 2009

Item 1. Reports to Stockholders.

UBS S&P 500 Index Fund
Semiannual Report
November 30, 2009

UBS S&P 500 Index Fund

January 15, 2010

Dear shareholder,
We present you with the semiannual report for UBS S&P 500 Index Fund (the “Fund”) for the six months ended November 30, 2009.

Performance
The Fund seeks to accomplish its investment goal by buying and holding substantially all of the common stocks making up the S&P 500 Index (the “Index”). Over the six months ended November 30, 2009, the Fund’s Class A shares returned 20.23% net of expenses and before deducting any sales charges (after deducting maximum sales charges, Class A shares returned 17.20%). These results slightly underperformed the 20.50% return of the Index. The Fund’s underperformance versus the Index is largely attributable to the effect of fees and expenses embedded in the Fund that are not embedded in the Index. During the same period, the median return for the Lipper S&P 500 Index Objective Funds category was 20.26%. (Returns for all share classes over various time periods are shown in “Performance at a glance” on page 3.)

Fund liquidation
Against the backdrop of the difficult equity market environment during the past year or so, combined with an investor trend toward non-US investments, the Fund saw its asset size diminish. As a result, it became increasingly difficult to manage the Fund for shareholders in a cost-effective manner. Given this, the Fund’s Board of Trustees approved a Plan of Liquidation for the Fund. Accordingly, the Fund was liquidated on December 4, 2009.

UBS S&P 500 Index Fund

We thank you for your support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS S&P 500 Index Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Ian Ashment
Lead Portfolio Manager
UBS S&P 500 Index Fund
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2009.

S&P 500® is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

*	Mutual funds are sold by prospectus only. You should read the prospectus carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about a fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS S&P 500 Index Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 11/30/09

						Since
		6 months	1 year	5 years	10 years	inception°

	Class A(1)	20.23%	25.08%	0.16%	(1.18)%	2.07%

	Class B(2)	19.92	24.61	(0.23)	N/A	1.72 (6)

Before deducting	Class C(3)	19.69	24.12	(0.59)	(1.92)	1.33
maximum sales charge
	Class C-2(4)	20.00	24.64	(0.24)	N/A	1.71

	Class Y(5)	20.32	25.36	0.42	(0.94)	2.39

	Class A(1)	17.20	21.99	(0.34)	(1.43)	1.84

After deducting	Class B(2)	16.92	21.61	(0.42)	N/A	1.72 (6)
maximum sales charge
	Class C(3)	18.69	23.12	(0.59)	(1.92)	1.33

	Class C-2(4)	19.35	23.99	(0.24)	N/A	1.71

S&P 500 Index(7)		20.50	25.39	0.71	(0.57)	2.79

Lipper S&P 500 Index Objective Funds median(8)		20.26	24.97	0.30	(0.99)	2.42

°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).
(1)	Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.
(2)	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
(4)	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.
(5)	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
(6)	Assumes the conversion of Class B to Class A shares at the end of the sixth year following the date of purchase.
(7)	The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.
(8)	Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2009 to November 30, 2009.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited) (concluded)

			Ending	Expenses paid	Expense
		Beginning	account value	during period(1)	ratio
		account value	November 30,	06/01/09 to	during the
		June 1, 2009	2009	11/30/09	period

Class A	Actual	$1,000.00	$1,202.30	$3.86	0.70%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,021.56	3.55	0.70%

Class B	Actual	1,000.00	1,199.20	6.06	1.10%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.55	5.57	1.10%

Class C	Actual	1,000.00	1,196.90	7.99	1.45%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,017.80	7.33	1.45%

Class C-2	Actual	1,000.00	1,200.00	6.07	1.10%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.55	5.57	1.10%

Class Y	Actual	1,000.00	1,203.20	2.49	0.45%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,022.81	2.28	0.45%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

UBS S&P 500 Index Fund

Portfolio statistics (unaudited)

Characteristics	11/30/09			05/31/09		11/30/08

Net assets (mm)	$112.3			$117.0		$117.3

Number of securities	501			502		500

Portfolio composition(1)	11/30/09			05/31/09		11/30/08

Common stocks	98.9%			99.2%		98.6%

Futures	(0.0	)(2)		0.0 (2)		(0.0	)(2)

Cash equivalents and other assets less liabilities	1.1			0.8		1.4

Total	100.0%			100.0%		100.0%

Top five sectors(1)	11/30/09			05/31/09		11/30/08

			Information		Information
Information technology	18.7%		technology	17.7%	technology	14.6%

Financials	14.3		Health care	13.8	Energy	13.7

Health care	12.7		Financials	13.4	Health care	13.5

Energy	11.9		Energy	13.0	Financials	13.3

Consumer staples	11.6		Consumer staples	11.9	Industrials	11.5

Total	69.2%			69.8%		66.6%

Top ten equity
holdings(1)	11/30/09			05/31/09		11/30/08

Exxon Mobil Corp.	3.7%		Exxon Mobil Corp.	4.2%	Exxon Mobil Corp.	5.3%

					Procter &
Microsoft Corp.	2.3		Microsoft Corp.	2.0	Gamble Co.	2.5

Procter & Gamble Co.	1.9		Procter & Gamble Co.	1.9	General Electric Co.	2.3

Apple, Inc.	1.8		Johnson & Johnson	1.9	AT&T, Inc.	2.1

Johnson & Johnson	1.8		AT&T, Inc.	1.8	Johnson & Johnson	2.1

			International Business
General Electric Co.	1.8		Machines Corp.	1.8	Chevron Corp.	2.0

JPMorgan Chase & Co.	1.7		General Electric Co.	1.8	Microsoft Corp.	2.0

International Business			JPMorgan
Machines Corp.	1.7		Chase & Co.	1.7	Wal-Mart Stores	1.6

					JPMorgan
AT&T, Inc.	1.6		Chevron Corp.	1.7	Chase & Co.	1.5

					International
					Business
Chevron Corp.	1.6		Apple, Inc.	1.5	Machines Corp.	1.4

Total	19.9%			20.3%		22.8%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

(2)	Weightings represent less than 0.05% of net assets as of the date indicated.

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—98.89%

	Number of
Security description	shares	Value

Aerospace & defense—2.73%
Boeing Co.	8,300	$435,003

General Dynamics Corp.	4,400	289,960

Goodrich Corp.	1,500	89,010

Honeywell International, Inc.	8,600	330,842

ITT Industries, Inc.	2,100	108,612

L-3 Communications Holdings, Inc.	1,300	101,881

Lockheed Martin Corp.	3,700	285,751

Northrop Grumman Corp.	3,700	202,760

Precision Castparts Corp.	1,600	165,888

Raytheon Co.	4,500	231,885

Rockwell Collins, Inc.	1,900	101,574

United Technologies Corp.	10,800	726,192

		3,069,358

Air freight & logistics—1.02%
C.H. Robinson Worldwide, Inc.	2,000	111,480

Expeditors International of Washington, Inc.	2,300	73,439

FedEx Corp.	3,600	304,020

United Parcel Service, Inc., Class B	11,400	655,158

		1,144,097

Airlines—0.07%
Southwest Airlines Co.	8,300	76,360

Auto components—0.21%
Goodyear Tire & Rubber Co.*	2,500	34,275

Johnson Controls, Inc.	7,600	205,580

		239,855

Automobiles—0.36%
Ford Motor Co.*	37,000	328,930

Harley-Davidson, Inc.	2,700	78,678

		407,608

	Number of
Security description	shares	Value

Beverages—2.71%
Brown-Forman Corp., Class B	1,325	$67,800

Coca-Cola Co.	26,600	1,521,520

Coca-Cola Enterprises, Inc.	3,900	76,635

Constellation Brands, Inc., Class A*	2,300	39,353

Dr. Pepper Snapple Group, Inc.*	2,900	75,951

Molson Coors Brewing Co., Class B	1,900	85,899

Pepsi Bottling Group, Inc.	1,500	56,925

PepsiCo, Inc.	17,900	1,113,738

		3,037,821

Biotechnology—1.59%
Amgen, Inc.*	11,600	653,660

Biogen Idec, Inc.*	3,400	159,596

Celgene Corp.*	5,200	288,340

Cephalon, Inc.*	800	43,960

Genzyme Corp.*	3,100	157,170

Gilead Sciences, Inc.*	10,400	478,920

		1,781,646

Building products—0.05%
Masco Corp.	4,500	61,110

Capital markets—2.76%
Ameriprise Financial, Inc.	3,060	116,647

Charles Schwab Corp.	11,200	205,296

E*TRADE Financial Corp.*	7,100	11,644

Federated Investors, Inc., Class B	1,000	25,780

Franklin Resources, Inc.	1,700	183,651

Goldman Sachs Group, Inc.	5,860	994,208

Invesco Ltd.	4,900	109,025

Janus Capital Group, Inc.	2,100	27,489

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Capital markets—(concluded)
Legg Mason, Inc.	1,800	$50,922

Morgan Stanley & Co., Inc.	15,600	492,648

Northern Trust Corp.	2,700	133,650

State Street Corp.	5,700	235,410

T. Rowe Price Group, Inc.	2,900	141,897

The Bank of New York Mellon Corp.	13,991	372,720

		3,100,987

Chemicals—2.03%
Air Products & Chemicals, Inc.	2,400	199,032

Airgas, Inc.	800	37,000

CF Industries Holdings, Inc.	800	68,288

Dow Chemical Co.	13,200	366,696

E.I. du Pont de Nemours & Co.	10,300	356,174

Eastman Chemical Co.	900	54,108

Ecolab, Inc.	2,800	125,748

FMC Corp.	800	44,792

International Flavors & Fragrances, Inc.	900	36,648

Monsanto Co.	6,300	508,725

PPG Industries, Inc.	1,900	112,917

Praxair, Inc.	3,600	295,308

Sigma-Aldrich Corp.	1,400	74,676

		2,280,112

Commercial banks—2.79%
BB&T Corp.	7,900	196,710

Comerica, Inc.	1,800	51,246

Fifth Third Bancorp	9,000	90,720

First Horizon National Corp.*	2,442	33,089

Huntington Bancshares, Inc.	7,900	30,178

	Number of
Security description	shares	Value

Commercial banks—(concluded)
KeyCorp	11,500	$67,390

M&T Bank Corp.	900	59,022

Marshall & Ilsley Corp.	4,900	28,175

PNC Financial Services Group	5,299	302,096

Regions Financial Corp.	13,223	77,487

SunTrust Banks, Inc.	5,900	139,417

US Bancorp, Inc.	22,200	535,686

Wells Fargo & Co.	53,746	1,507,038

Zions Bancorp	1,200	15,780

		3,134,034

Commercial services & supplies—0.52%
Avery Dennison Corp.	1,300	48,828

Cintas Corp.	1,500	42,135

Iron Mountain, Inc.*	1,900	45,600

Pitney Bowes, Inc.	2,400	55,296

R.R. Donnelley & Sons Co.	2,500	51,450

Republic Services, Inc.	3,700	104,340

Stericycle, Inc.*	1,000	54,730

Waste Management, Inc.	5,700	187,188

		589,567

Communications equipment—2.60%
CIENA Corp.*	1,300	15,795

Cisco Systems, Inc.*	66,300	1,551,420

Harris Corp.	1,500	65,850

JDS Uniphase Corp.*	2,675	19,768

Juniper Networks, Inc.*	6,000	156,780

Motorola, Inc.	27,100	217,071

Nortel Networks Corp.*	691	27

QUALCOMM, Inc.	19,100	859,500

Tellabs, Inc.*	5,000	28,050

		2,914,261

Computers & peripherals—5.71%
Apple, Inc.*	10,300	2,059,073

Dell, Inc.*	19,600	276,752

EMC Corp.*	23,300	392,139

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Computers & peripherals—(concluded)
Hewlett-Packard Co.	27,200	$1,334,432

International Business Machines Corp.	15,000	1,895,250

Lexmark International, Inc.*	800	20,136

NetApp, Inc.*	3,900	120,198

QLogic Corp.*	1,500	26,910

SanDisk Corp.*	2,600	51,272

Sun Microsystems, Inc.*	8,800	74,888

Teradata Corp.*	2,100	61,530

Western Digital Corp.*	2,700	99,468

		6,412,048

Construction & engineering—0.17%
Fluor Corp.	2,100	89,208

Jacobs Engineering Group, Inc.*	1,500	52,485

Quanta Services, Inc.*	2,600	48,750

		190,443

Construction materials—0.06%
Vulcan Materials Co.	1,400	67,872

Consumer finance—0.83%
American Express Co.	13,700	573,071

Capital One Financial Corp.	5,349	205,188

Discover Financial Services	6,400	98,944

SLM Corp.*	5,500	60,335

		937,538

Containers & packaging—0.20%
Ball Corp.	1,200	59,292

Bemis Co., Inc.	1,100	32,230

Owens-Illinois, Inc.*	1,800	56,286

Pactiv Corp.*	1,500	36,525

Sealed Air Corp.	1,900	42,351

		226,684

Distributors—0.06%
Genuine Parts Co.	1,800	64,494

	Number of
Security description	shares	Value

Diversified consumer services—0.18%
Apollo Group, Inc., Class A*	1,400	$79,898

DeVry, Inc.	800	43,456

H&R Block, Inc.	3,800	77,140

		200,494

Diversified financial services—4.16%
Bank of America Corp.	99,597	1,578,613

Citigroup, Inc.	150,400	618,144

CME Group, Inc.	800	262,584

IntercontinentalExchange, Inc.*	800	85,432

JPMorgan Chase & Co.	45,235	1,922,035

Leucadia National Corp.*	2,100	45,192

Moody’s Corp.	2,200	51,106

NYSE Euronext, Inc.	3,000	75,840

The Nasdaq OMX Group, Inc.*	1,500	28,020

		4,666,966

Diversified telecommunication services—2.78%
AT&T, Inc.	67,715	1,824,242

CenturyTel, Inc.	3,505	124,743

Frontier Communications Corp.	4,000	31,600

Qwest Communications International, Inc.	18,100	66,065

Verizon Communications	32,500	1,022,450

Windstream Corp.	4,834	47,953

		3,117,053

Electric utilities—1.97%
Allegheny Energy, Inc.	2,000	43,960

American Electric Power Co., Inc.	5,500	177,045

Duke Energy Corp.	15,092	251,735

Edison International, Inc.	3,800	129,390

Entergy Corp.	2,200	173,030

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Electric utilities—(concluded)
Exelon Corp.	7,500	$361,350

FirstEnergy Corp.	3,500	150,780

FPL Group, Inc.	4,700	244,259

Northeast Utilities	2,100	50,631

Pepco Holdings, Inc.	2,600	42,380

Pinnacle West Capital Corp.	1,100	38,599

PPL Corp.	4,200	128,184

Progress Energy, Inc.(1)	4,000	125,088

Southern Co.	9,100	292,019

		2,208,450

Electrical equipment—0.44%
Emerson Electric Co.	8,600	356,126

First Solar, Inc.*	500	59,555

Rockwell Automation, Inc.	1,700	73,933

		489,614

Electronic equipment, instruments & components—0.53%
Agilent Technologies, Inc.*	4,000	115,680

Amphenol Corp., Class A	1,900	78,280

Corning, Inc.	17,800	296,904

FLIR Systems, Inc.*	1,600	45,920

Jabil Circuit, Inc.	2,000	26,620

Molex, Inc.	1,500	27,885

		591,289

Energy equipment & services—1.88%
Baker Hughes, Inc.	3,600	146,664

BJ Services Co.	3,500	65,730

Cameron International Corp.*	2,500	94,500

Diamond Offshore Drilling, Inc.	800	79,632

ENSCO International, Inc.	1,600	70,400

FMC Technologies, Inc.*	1,500	81,705

Halliburton Co.	10,300	302,408

	Number of
Security description	shares	Value

Energy equipment & services—(concluded)
Nabors Industries, Inc.*	3,400	$70,210

National-Oilwell Varco, Inc.*	4,900	210,798

Rowan Cos., Inc.*	1,200	29,628

Schlumberger Ltd.	13,800	881,682

Smith International, Inc.	2,700	73,386

		2,106,743

Food & staples retailing—2.81%
Costco Wholesale Corp.	5,000	299,550

CVS Corp.	16,624	515,510

Kroger Co.	7,600	172,824

Safeway, Inc.	4,900	110,250

SUPERVALU, Inc.	2,537	35,087

Sysco Corp.	6,900	186,576

Wal-Mart Stores, Inc.	24,800	1,352,840

Walgreen Co.	11,400	443,346

Whole Foods Market, Inc.*	1,700	43,605

		3,159,588

Food products—1.64%
Archer-Daniels-Midland Co.	7,300	224,913

Campbell Soup Co.	2,200	76,934

ConAgra Foods, Inc.	5,000	110,950

Dean Foods Co.*	2,200	34,980

General Mills, Inc.	3,700	251,600

Heinz, H.J. & Co.	3,700	157,065

Hormel Foods Corp.	800	30,016

Kellogg Co.	3,000	157,740

Kraft Foods, Inc., Class A	16,874	448,511

McCormick & Co., Inc.	1,500	53,520

Sara Lee Corp.	8,200	99,548

The Hershey Co.	2,000	70,740

The J.M. Smucker Co.	1,416	83,657

Tyson Foods, Inc., Class A	3,800	45,676

		1,845,850

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Gas utilities—0.15%
EQT Corp.	1,600	$65,840

Nicor, Inc.	400	15,664

Questar Corp.	2,100	83,307

		164,811

Health care equipment & supplies—1.96%
Baxter International, Inc.	6,900	376,395

Becton, Dickinson and Co.	2,800	209,440

Boston Scientific Corp.*	18,015	150,786

C.R. Bard, Inc.	1,200	98,652

CareFusion Corp.*	2,050	52,951

DENTSPLY International, Inc.	1,700	56,644

Hospira, Inc.*	1,900	89,205

Intuitive Surgical, Inc.*	400	112,216

Medtronic, Inc.	12,700	538,988

St. Jude Medical, Inc.*	3,900	143,169

Stryker Corp.	3,200	161,280

Varian Medical Systems, Inc.*	1,400	65,436

Zimmer Holdings, Inc.*	2,500	147,925

		2,203,087

Health care providers & services—2.12%
Aetna, Inc.	5,100	148,461

AmerisourceBergen Corp.	3,300	81,477

Cardinal Health, Inc.	4,000	128,920

CIGNA Corp.	3,000	96,240

Coventry Health Care, Inc.*	1,700	38,335

DaVita, Inc.*	1,200	71,088

Express Scripts, Inc.*	3,200	274,560

Humana, Inc.*	1,900	78,869

Laboratory Corp. of America Holdings*	1,300	94,848

McKesson Corp.	3,100	192,262

	Number of
Security description	shares	Value

Health care providers & services—(concluded)
Medco Health Solutions, Inc.*	5,500	$347,380

Patterson Cos., Inc.*	1,000	25,710

Quest Diagnostics, Inc.	1,700	98,498

Tenet Healthcare Corp.*	4,900	22,295

UnitedHealth Group, Inc.	13,300	381,311

WellPoint, Inc.*	5,500	297,165

		2,377,419

Health care technology—0.04%
IMS Health, Inc.	2,200	46,992

Hotels, restaurants & leisure—1.49%
Carnival Corp.	5,000	160,150

Darden Restaurants, Inc.	1,600	50,288

International Game Technology	3,400	64,226

Marriott International, Inc., Class A	3,140	80,752

McDonald’s Corp.	12,600	796,950

Starbucks Corp.*	8,300	181,770

Starwood Hotels & Resorts Worldwide, Inc., Class B	2,000	64,040

Wyndham Worldwide Corp.	2,040	37,883

Wynn Resorts Ltd.*	800	51,632

Yum! Brands, Inc.	5,400	190,458

		1,678,149

Household durables—0.34%
Black & Decker Corp.	700	42,483

D.R. Horton, Inc.	3,100	31,868

Fortune Brands, Inc.	1,700	65,297

Harman International Industries, Inc.	800	30,088

KB Home	600	8,130

Leggett & Platt, Inc.	1,800	35,028

Lennar Corp., Class A	2,100	26,607

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Household durables—(concluded)
Newell Rubbermaid, Inc.	3,300	$47,883

Pulte Homes, Inc.	3,052	27,895

Whirlpool Corp.	900	66,744

		382,023

Household products—2.67%
Clorox Co.	1,700	102,459

Colgate-Palmolive Co.	5,700	479,883

Kimberly Clark Corp.	4,800	316,656

Procter & Gamble Co.	33,681	2,100,010

		2,999,008

Independent power producers & energy traders—0.17%
AES Corp.*	7,900	100,646

Constellation Energy Group, Inc.	2,400	76,368

Dynegy, Inc., Class A*	6,700	12,127

		189,141

Industrial conglomerates—2.35%
3M Co.	8,000	619,520

General Electric Co.	122,200	1,957,644

Textron, Inc.	3,300	66,165

		2,643,329

Insurance—2.45%
AFLAC, Inc.	5,400	248,562

Allstate Corp.	6,100	173,301

American International Group, Inc.*	1,339	38,028

AON Corp.	3,000	116,190

Assurant, Inc.	1,400	42,798

Chubb Corp.	4,000	200,560

Cincinnati Financial Corp.	1,865	47,595

Genworth Financial, Inc., Class A*	5,500	59,235

Hartford Financial Services Group, Inc.	4,400	107,624

Lincoln National Corp.	3,345	76,634

	Number of
Security description	shares	Value

Insurance—(concluded)
Loews Corp.	4,286	$151,810

Marsh & McLennan Cos., Inc.	6,000	135,300

MBIA, Inc.*	2,400	8,304

MetLife, Inc.	9,500	324,805

Principal Financial Group, Inc.	3,700	93,943

Progressive Corp.*	8,100	135,837

Prudential Financial, Inc.	5,300	264,205

The Travelers Cos., Inc.	6,600	345,774

Torchmark Corp.	1,000	43,480

Unum Group	3,500	66,640

XL Capital Ltd., Class A	3,700	67,747

		2,748,372

Internet & catalog retail—0.58%
Amazon.com, Inc.*	3,800	516,458

Expedia, Inc.*	2,200	56,056

Priceline.com, Inc.*	375	80,295

		652,809

Internet software & services—2.00%
Akamai Technologies, Inc.*	2,000	48,000

eBay, Inc.*	13,200	323,004

Google, Inc., Class A*	2,767	1,613,161

VeriSign, Inc.*	2,400	53,856

Yahoo!, Inc.*	13,600	203,592

		2,241,613

IT services—1.16%
Affiliated Computer Services, Inc.*	1,100	60,720

Automatic Data Processing, Inc.	5,800	252,010

Cognizant Technology Solutions Corp., Class A*	3,500	153,755

Computer Sciences Corp.*	1,700	94,027

Convergys Corp.*	1,200	13,416

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

IT services—(concluded)
Fidelity National Information Services, Inc.	3,300	$74,580

Fiserv, Inc.*	1,700	78,608

MasterCard, Inc., Class A	1,100	264,946

Paychex, Inc.	3,800	119,130

Total System Services, Inc.	2,613	45,153

Western Union Co.	8,200	151,290

		1,307,635

Leisure equipment & products—0.12%
Eastman Kodak Co.	4,400	17,820

Hasbro, Inc.	1,500	44,475

Mattel, Inc.	4,000	77,840

		140,135

Life sciences tools & services—0.41%
Life Technologies Corp.*	1,972	98,166

Millipore Corp.*	700	47,670

PerkinElmer, Inc.	1,200	22,644

Thermo Electron Corp.*	4,700	221,981

Waters Corp.*	1,100	64,658

		455,119

Machinery—1.65%
Caterpillar, Inc.	7,100	414,569

Cummins, Inc.	2,300	103,270

Danaher Corp.	3,000	212,760

Deere & Co.	4,800	256,848

Dover Corp.	2,100	85,848

Eaton Corp.	2,000	127,800

Flowserve Corp.	600	59,676

Illinois Tool Works, Inc.	4,400	214,016

PACCAR, Inc.	4,275	158,517

Pall Corp.	1,400	44,562

Parker-Hannifin Corp.	1,900	102,524

Snap-on, Inc.	600	21,690

Stanley Works	1,000	48,570

		1,850,650

	Number of
Security description	shares	Value

Media—2.71%
CBS Corp., Class B	7,900	$101,199

Comcast Corp., Class A	32,850	481,909

DIRECTV, Class A*	10,200	322,626

Gannett Co., Inc.	2,800	27,692

Interpublic Group Cos., Inc.*	5,700	36,081

McGraw-Hill Cos., Inc.	3,700	110,852

New York Times Co., Class A	1,100	9,284

News Corp., Class A	25,900	296,814

Omnicom Group, Inc.	3,600	132,192

Scripps Networks Interactive, Class A	800	31,640

Time Warner Cable, Inc.	4,058	169,990

Time Warner, Inc.	13,666	419,820

Viacom, Inc., Class B*	7,200	213,408

Walt Disney Co.	21,300	643,686

Washington Post Co., Class B	100	41,361

		3,038,554

Metals & mining—1.01%
AK Steel Holding Corp.	1,300	26,000

Alcoa, Inc.	11,600	145,232

Allegheny Technologies, Inc.	1,200	40,836

Freeport-McMoRan Copper & Gold, Inc., Class B*	4,745	392,886

Newmont Mining Corp.	5,600	300,384

Nucor Corp.	3,500	148,435

Titanium Metals Corp.	300	2,931

United States Steel Corp.	1,700	75,922

		1,132,626

Multi-utilities—1.31%
Ameren Corp.	2,500	64,975

Centerpoint Energy, Inc.	4,700	62,369

CMS Energy Corp.	2,800	39,872

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Multi-utilities—(concluded)
Consolidated Edison, Inc.	3,100	$133,021

Dominion Resources, Inc.	6,900	251,022

DTE Energy Co.	1,800	72,198

Integrys Energy Group, Inc.	900	34,686

NiSource, Inc.	3,500	49,875

PG&E Corp.	4,300	182,062

Public Service Enterprise Group, Inc.	5,900	185,024

SCANA Corp.	1,200	42,240

Sempra Energy	2,700	143,478

TECO Energy, Inc.	2,700	39,825

Wisconsin Energy Corp.	1,400	63,140

Xcel Energy, Inc.	5,300	107,696

		1,471,483

Multiline retail—0.82%
Big Lots, Inc.*	800	18,448

Family Dollar Stores, Inc.	1,500	45,765

J.C. Penney Co., Inc. (Holding Co.)	2,800	80,472

Kohl’s Corp.*	3,500	185,990

Macy’s, Inc.	4,712	76,853

Nordstrom, Inc.	1,900	63,555

Sears Holdings Corp.*	658	46,685

Target Corp.	8,600	400,416

		918,184

Office electronics—0.07%
Xerox Corp.	10,000	77,000

Oil, gas & consumable fuels—10.01%
Anadarko Petroleum Corp.	5,600	333,368

Apache Corp.	3,900	371,592

Cabot Oil & Gas Corp.	1,200	45,960

Chesapeake Energy Corp.	7,400	177,008

Chevron Corp.	23,063	1,799,837

ConocoPhillips, Inc.	17,021	881,177

Consol Energy, Inc.	2,000	91,840

	Number of
Security description	shares	Value

Oil, gas & consumable fuels—(concluded)
Denbury Resources, Inc.*	2,600	$34,502

Devon Energy Corp.	5,100	343,485

El Paso Corp.	8,300	79,348

EOG Resources, Inc.	2,900	250,821

Exxon Mobil Corp.	55,288	4,150,470

Hess Corp.	3,300	191,268

Marathon Oil Corp.	8,260	269,441

Massey Energy Co.	1,000	37,660

Murphy Oil Corp.	2,200	124,058

Noble Energy, Inc.	2,000	130,500

Occidental Petroleum Corp.	9,300	751,347

Peabody Energy Corp.	3,100	137,826

Pioneer Natural Resources Co.	1,300	53,755

Range Resources Corp.	1,800	84,834

Southwestern Energy Co.*	4,100	180,236

Spectra Energy Corp.	7,446	144,527

Sunoco, Inc.	1,300	32,760

Tesoro Corp.	1,100	14,058

Valero Energy Corp.	6,800	108,052

Williams Cos., Inc.	6,500	129,285

XTO Energy, Inc.	6,741	286,088

		11,235,103

Paper & forest products—0.25%
International Paper Co.	4,800	122,160

MeadWestvaco Corp.	2,000	54,740

Weyerhaeuser Co.	2,600	101,244

		278,144

Personal products—0.20%
Avon Products, Inc.	4,800	164,400

Estee Lauder Cos., Inc., Class A	1,300	60,879

		225,279

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Pharmaceuticals—6.57%
Abbott Laboratories	17,800	$969,922

Allergan, Inc.	3,500	203,455

Bristol-Myers Squibb Co.	22,800	577,068

Eli Lilly & Co.	11,700	429,741

Forest Laboratories, Inc.*	3,500	107,310

Johnson & Johnson	31,700	1,992,028

King Pharmaceuticals, Inc.*	2,900	34,307

Merck & Co., Inc.	35,076	1,270,114

Mylan Laboratories, Inc.*	3,600	64,332

Pfizer, Inc.	92,743	1,685,140

Watson Pharmaceuticals, Inc.*	1,200	44,508

		7,377,925

Professional services—0.13%
Dun & Bradstreet Corp.	600	47,154

Equifax, Inc.	1,300	37,245

Monster Worldwide, Inc.*	1,500	21,915

Robert Half International, Inc.	2,000	44,660

		150,974

Real estate investment trusts (REITs)—1.14%
Apartment Investment & Management Co., Class A	976	13,186

AvalonBay Communities, Inc.	934	67,472

Boston Properties, Inc.	1,600	107,168

Equity Residential Properties Trust	3,000	96,630

HCP, Inc.	3,400	106,420

Health Care REIT, Inc.	1,500	66,825

Host Hotels & Resorts, Inc.	7,500	78,900

Kimco Realty Corp.	4,300	52,976

Plum Creek Timber Co., Inc.	2,000	68,980

ProLogis	5,300	69,324

Public Storage, Inc.	1,600	127,328

Simon Property Group, Inc.	3,238	235,273

	Number of
Security description	shares	Value

Real estate investment trusts (REITs)—(concluded)
Ventas, Inc.	1,800	$77,274

Vornado Realty Trust	1,764	115,471

		1,283,227

Real estate management & development—0.03%
CB Richard Ellis Group, Inc., Class A*	3,100	35,433

Road & rail—0.99%
Burlington Northern Santa Fe, Inc.	3,000	294,900

CSX Corp.	4,500	213,660

Norfolk Southern Corp.	4,200	215,880

Ryder System, Inc.	600	24,324

Union Pacific Corp.	5,800	366,908

		1,115,672

Semiconductors & semiconductor equipment—2.43%
Advanced Micro Devices, Inc.*	6,500	45,565

Altera Corp.	3,300	69,399

Analog Devices, Inc.	3,300	98,967

Applied Materials, Inc.	15,400	189,574

Broadcom Corp., Class A*	4,850	141,620

Intel Corp.	64,700	1,242,240

KLA-Tencor Corp.	2,000	62,480

Linear Technology Corp.	2,600	70,122

LSI Logic Corp.*	7,600	40,204

MEMC Electronic Materials, Inc.*	2,300	27,692

Microchip Technology, Inc.	2,000	52,500

Micron Technology, Inc.*	9,800	73,696

National Semiconductor Corp.	2,600	37,960

Novellus Systems, Inc.*	1,000	20,690

NVIDIA Corp.*	6,700	87,502

Teradyne, Inc.*	2,600	23,036

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value

Semiconductors & semiconductor equipment—(concluded)
Texas Instruments, Inc.	14,800	$374,292

Xilinx, Inc.	2,900	65,656

		2,723,195

Software—4.22%
Adobe Systems, Inc.*	6,000	210,480

Autodesk, Inc.*	2,800	65,660

BMC Software, Inc.*	2,000	77,460

CA, Inc.	4,600	101,660

Citrix Systems, Inc.*	2,200	83,996

Compuware Corp.*	2,800	19,432

Electronic Arts, Inc.*	3,500	59,115

Intuit, Inc.*	3,800	110,998

McAfee, Inc.*	1,900	72,485

Microsoft Corp.	89,112	2,620,784

Novell, Inc.*	4,700	18,377

Oracle Corp.	44,900	991,392

Red Hat, Inc.*	2,100	56,070

Salesforce.com, Inc.*	1,300	81,484

Symantec Corp.*	9,406	166,956

		4,736,349

Specialty retail—1.90%
Abercrombie & Fitch Co., Class A	1,000	39,930

AutoNation, Inc.*	1,076	18,991

AutoZone, Inc.*	300	44,361

Bed, Bath & Beyond, Inc.*	3,000	112,080

Best Buy Co., Inc.	3,900	167,037

GameStop Corp., Class A*	1,800	43,938

Gap, Inc.	5,400	115,668

Home Depot, Inc.	19,575	535,572

Limited Brands	3,300	54,747

Lowe’s Cos., Inc.	17,100	372,951

O’Reilly Automotive, Inc.*	1,600	62,048

Office Depot, Inc.*	3,200	19,648

RadioShack Corp.	1,400	26,404

Sherwin-Williams Co.	1,100	66,924

	Number of
Security description	shares	Value

Specialty retail—(concluded)
Staples, Inc.	8,500	$198,220

Tiffany & Co.	1,500	64,020

TJX Cos., Inc.	4,900	188,062

		2,130,601

Textiles, apparel & luxury goods—0.49%
Coach, Inc.	3,800	132,050

Nike, Inc., Class B	4,500	292,005

Polo Ralph Lauren Corp.	700	53,795

V.F. Corp.	1,000	72,720

		550,570

Thrifts & mortgage finance—0.11%
Hudson City Bancorp, Inc.	5,200	69,108

People’s United Financial, Inc.	3,500	57,015

		126,123

Tobacco—1.57%
Altria Group, Inc.	24,000	451,440

Lorillard, Inc.	1,899	147,951

Philip Morris International, Inc.	22,200	1,067,598

Reynolds American, Inc.	2,000	99,920

		1,766,909

Trading companies & distributors—0.11%
Fastenal Co.	1,600	59,328

W.W. Grainger, Inc.	700	68,390

		127,718

Wireless telecommunication services—0.30%
American Tower Corp., Class A*	4,600	188,232

MetroPCS Communications, Inc.*	2,700	17,010

Sprint Corp.*	35,099	130,217

		335,459

Total common stocks (cost—$108,898,932)		111,038,762

UBS S&P 500 Index Fund

Portfolio of investments — November 30, 2009 (unaudited)

	Face
Security description	amount	Value

Time deposit—0.97%

Banking-non-US—0.97%

State Street Bank & Trust Co., Cayman Islands
0.010%, due 12/01/09
(cost—$1,093,000)	$1,093,000	$1,093,000

Total investments (cost—$109,991,932)—99.86%		112,131,762

Other assets in excess of liabilities—0.14%		160,513

Net assets—100.00%		$112,292,275

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $109,991,932; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,685,132

Gross unrealized depreciation	(21,545,302)

Net unrealized appreciation	$2,139,830

*	Non-income producing security.
(1)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

Affiliated issuer activity
The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended November 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
	Value at	ended	ended	Value at	ended
Security description	05/31/09	11/30/09	11/30/09	11/30/09	11/30/09

UBS Private Money
Market Fund LLC	$25,223,162	$45,166,791	$70,389,953	$—	$49,140

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost	value	depreciation

24	S&P 500 E-Mini	December
	Index Futures	2009	$1,326,372	$1,313,760	($12,612)

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)(2)	Total

Common
stocks	$111,038,762	$—	$0	$111,038,762

Time deposit	—	1,093,000	—	1,093,000

Other financial
instruments(3)	(12,612)	—	—	(12,612)

Total	$111,026,150	$1,093,000	$0	$112,119,150

(2)	800 Contingent Value Obligations categorized as Level 3 have a value of $0.
(3)	Other financial instruments includes futures contracts. Amounts represent unrealized depreciation at period end.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period:

Measurements at 11/30/09

Common stock

Beginning balance	$0

Net purchases/(sales)	—

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$0

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	97.9%

Cayman Islands	1.0

Netherlands Antilles	0.8

Bermuda	0.2

Panama	0.1

Total	100.0%

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost—$109,991,932)	$112,131,762

Cash(1)	108,629

Receivable from affiliates	10,735

Receivable for shares of beneficial interest sold	905

Receivable for dividends and interest	300,067

Receivable for variation margin	6,360

Other assets	38,678

Total assets	112,597,136

Liabilities:
Payable for shares of beneficial interest repurchased	149,033

Accrued expenses and other liabilities	155,828

Total liabilities	304,861

Net assets:
Shares of beneficial interest—$0.001 par value per share
(unlimited amount authorized)	132,955,856

Accumulated undistributed net investment income	2,303,612

Accumulated net realized loss from investment activities and futures	(25,094,411)

Net unrealized appreciation of investments and futures	2,127,218

Net assets	$112,292,275

(1)	Includes restricted cash of $108,000 delivered to broker as initial margin for futures contracts.

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2009 (unaudited)

Class A:
Net assets	$62,789,996

Shares outstanding	5,007,330

Net asset value per share	$12.54

Maximum offering price per share (net asset value plus sales charge of 2.50%)	$12.86

Class B:
Net assets	$133,606

Shares outstanding	10,620

Net asset value and offering price per share	$12.58

Class C:
Net assets	$10,051,899

Shares outstanding	810,813

Net asset value and offering price per share	$12.40

Class C-2:
Net assets	$1,650,531

Shares outstanding	132,921

Net asset value and offering price per share	$12.42

Class Y:
Net assets	$37,666,243

Shares outstanding	2,987,908

Net asset value and offering price per share	$12.61

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of operations

For the
six months ended
November 30, 2009
(unaudited)

Investment income:
Dividends	$1,294,837

Affiliated securities lending income	49,140

Interest	39

1,344,016

Expenses:
Investment advisory and administration fees	135,523

Service fees—Class A	87,689

Service and distribution fees—Class B	578

Service and distribution fees—Class C	36,364

Service and distribution fees—Class C-2	3,119

Transfer agency and related service fees—Class A	50,010

Transfer agency and related service fees—Class B	497

Transfer agency and related service fees—Class C	10,958

Transfer agency and related service fees—Class C-2	2,074

Transfer agency and related service fees—Class Y	69,549

Professional fees	67,019

State registration fees	30,498

Reports and notices to shareholders	22,285

Custody and accounting fees	21,448

Trustees’ fees	8,443

Insurance fees	2,688

Licensing fees	1,074

Interest expense	300

Other expenses	23,612

573,728

Less: Expense reimbursements by advisor	(144,248)

Net expenses	429,480

Net investment income	914,536

Net realized and unrealized gain (loss) from investment activities:
Net realized gains from:
Investments	1,728,510

Futures	103,971

Net change in unrealized appreciation/depreciation of:
Investments	19,420,207

Futures	(31,830)

Net realized and unrealized gain from investment activities	21,220,858

Net increase in net assets resulting from operations	$22,135,394

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of changes in net assets

	For the six
	months ended	For the
	November 30, 2009	year ended
	(unaudited)	May 31, 2009

From operations:
Net investment income	$914,536	$2,542,468

Net realized gain (loss) from investment activities and futures	1,832,481	(1,433,559)

Net change in unrealized appreciation/depreciation of investments and futures	19,388,377	(62,144,659)

Net increase (decrease) in net assets resulting from operations	22,135,394	(61,035,750)

Dividends and distributions to shareholders from:
Net investment income—Class A	—	(1,390,799)

Net investment income—Class B	—	(4,270)

Net investment income—Class C	—	(123,802)

Net investment income—Class C-2	—	(23,294)

Net investment income—Class Y	—	(609,634)

Net realized gains from investment activities—Class A	—	(272,706)

Net realized gains from investment activities—Class B	—	(1,703)

Net realized gains from investment activities—Class C	—	(58,514)

Net realized gains from investment activities—Class C-2	—	(7,670)

Net realized gains from investment activities—Class Y	—	(100,678)

Total dividends and distributions to shareholders	—	(2,593,070)

From beneficial interest transactions:
Net proceeds from shares sold	6,820,591	31,701,343

Cost of shares repurchased	(33,671,752)	(43,444,956)

Proceeds from dividends reinvested	—	2,539,701

Net decrease in net assets from beneficial interest transactions	(26,851,161)	(9,203,912)

Redemption fees	3,379	28,138

Net decrease in net assets	(4,712,388)	(72,804,594)

Net assets:
Beginning of period	117,004,663	189,809,257

End of period	$112,292,275	$117,004,663

Accumulated undistributed net investment income	$2,303,612	$1,389,076

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	November 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.43

Net investment income(1)	0.09

Net realized and unrealized gains (losses) from investment activities	2.02

Net increase (decrease) from operations	2.11

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$12.54

Total investment return(2)	20.23%

Ratios/supplemental data:
Net assets, end of period (000’s)	$62,790

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by advisor	0.70	%(3),(4)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	0.89	%(3),(4)

Net investment income to average net assets	1.54	%(4)

Portfolio turnover	2%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.

See accompanying notes to financial statements

Class A

For the years ended May 31,

2009		2008		2007		2006	2005

$15.88		$17.80		$14.79		$13.86	$13.04

0.23		0.21		0.20		0.18	0.19

(5.45)		(1.48)		3.03		0.93	0.81

(5.22)		(1.27)		3.23		1.11	1.00

(0.19)		(0.23)		(0.20)		(0.18)	(0.18)

(0.04)		(0.42)		(0.02)		—	—

(0.23)		(0.65)		(0.22)		(0.18)	(0.18)

$10.43		$15.88		$17.80		$14.79	$13.86

(32.79)%		(7.26)%		21.93%		7.99%	7.62%

$68,670		$119,003		$145,590		$138,585	$143,288

0.70	%(3)	0.70	%(3)	0.70	%(3)	0.70%	0.70%

0.85	%(3)	0.75	%(3)	0.74	%(3)	0.82%	0.79%

1.99%		1.28%		1.26%		1.23%	1.41%

9%		2%		2%		4%	7%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	November 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.49

Net investment income(1)	0.06

Net realized and unrealized gains (losses) from investment activities	2.03

Net increase (decrease) from operations	2.09

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$12.58

Total investment return(2)	19.92%

Ratios/supplemental data:
Net assets, end of period (000’s)	$134

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by advisor	1.10	%(3),(4)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	1.27	%(3),(4)

Net investment income to average net assets	1.11	%(4)

Portfolio turnover	2%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.

See accompanying notes to financial statements

Class B

For the years ended May 31,

2009		2008		2007		2006	2005

$15.86		$17.69		$14.64		$13.70	$12.89

0.18		0.13		0.13		0.11	0.13

(5.41)		(1.47)		3.01		0.91	0.80

(5.23)		(1.34)		3.14		1.02	0.93

(0.10)		(0.07)		(0.07)		(0.08)	(0.12)

(0.04)		(0.42)		(0.02)		—	—

(0.14)		(0.49)		(0.09)		(0.08)	(0.12)

$10.49		$15.86		$17.69		$14.64	$13.70

(32.98)%		(7.68)%		21.57%		7.48%	7.18%

$387		$999		$2,873		$6,771	$12,924

1.10	%(3)	1.10	%(3)	1.10	%(3)	1.10%	1.10%

1.32	%(3)	1.23	%(3)	1.18	%(3)	1.16%	1.15%

1.52%		0.83%		0.82%		0.80%	1.01%

9%		2%		2%		4%	7%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	November 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.36

Net investment income(1)	0.05

Net realized and unrealized gains (losses) from investment activities	1.99

Net increase (decrease) from operations	2.04

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$12.40

Total investment return(2)	19.69%

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,052

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by and recoupments to advisor	1.45	%(3),(4),(5)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	1.45	%(3),(4)

Net investment income to average net assets	0.82	%(4)

Portfolio turnover	2%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.
(5)	The Advisor recouped expenses previously paid by the Advisor on behalf of the Fund, not to exceed the expense cap.

See accompanying notes to financial statements

Class C

For the years ended May 31,

2009		2008		2007		2006	2005

$15.70		$17.60		$14.63		$13.70	$12.89

0.14		0.09		0.08		0.07	0.09

(5.36)		(1.47)		2.99		0.91	0.79

(5.22)		(1.38)		3.07		0.98	0.88

(0.08)		(0.10)		(0.08)		(0.05)	(0.07)

(0.04)		(0.42)		(0.02)		—	—

(0.12)		(0.52)		(0.10)		(0.05)	(0.07)

$10.36		$15.70		$17.60		$14.63	$13.70

(33.22)%		(8.01)%		21.07%		7.18%	6.79%

$15,228		$26,432		$31,744		$29,967	$36,023

1.45	%(3)	1.45	%(3)	1.45	%(3)	1.45%	1.45%

1.56	%(3)	1.47	%(3)	1.46	%(3)	1.47%	1.49%

1.24%		0.53%		0.51%		0.47%	0.66%

9%		2%		2%		4%	7%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C-2

	For the six
	months ended
	November 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.35

Net investment income(1)	0.07

Net realized and unrealized gains (losses) from investment activities	2.00

Net increase (decrease) from operations	2.07

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$12.42

Total investment return(2)	20.00%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,651

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by advisor	1.10	%(3),(4)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	1.14	%(3),(4)

Net investment income to average net assets	1.15	%(4)

Portfolio turnover	2%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.

See accompanying notes to financial statements

Class C-2

For the years ended May 31,

2009		2008		2007		2006	2005

$15.70		$17.61		$14.62		$13.70	$12.89

0.18		0.14		0.13		0.12	0.13

(5.37)		(1.47)		3.00		0.91	0.79

(5.19)		(1.33)		3.13		1.03	0.92

(0.12)		(0.16)		(0.12)		(0.11)	(0.11)

(0.04)		(0.42)		(0.02)		—	—

(0.16)		(0.58)		(0.14)		(0.11)	(0.11)

$10.35		$15.70		$17.61		$14.62	$13.70

(33.05)%		(7.67)%		21.50%		7.54%	7.15%

$1,573		$4,062		$5,002		$5,071	$5,816

1.10	%(3)	1.10	%(3)	1.10	%(3)	1.10%	1.10%

1.24	%(3)	1.15	%(3)	1.14	%(3)	1.15%	1.19%

1.56%		0.88%		0.85%		0.83%	1.01%

9%		2%		2%		4%	7%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class Y

	For the six
	months ended
	November 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.48

Net investment income(1)	0.10

Net realized and unrealized gains (losses) from investment activities	2.03

Net increase (decrease) from operations	2.13

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$12.61

Total investment return(2)	20.32%

Ratios/supplemental data:
Net assets, end of period (000’s)	$37,666

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by and recoupments to advisor	0.45	%(3),(4)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	0.90	%(3),(4)

Net investment income to average net assets	1.80	%(4)

Portfolio turnover	2%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.
(5)	The Advisor recouped expenses previously paid by the Advisor on behalf of the Fund, not to exceed the expense cap.

See accompanying notes to financial statements

Class Y

For the years ended May 31,

2009		2008		2007		2006	2005

$15.96		$17.90		$14.86		$13.93	$13.11

0.26		0.26		0.25		0.22	0.23

(5.47)		(1.51)		3.05		0.92	0.80

(5.21)		(1.25)		3.30		1.14	1.03

(0.23)		(0.27)		(0.24)		(0.21)	(0.21)

(0.04)		(0.42)		(0.02)		—	—

(0.27)		(0.69)		(0.26)		(0.21)	(0.21)

$10.48		$15.96		$17.90		$14.86	$13.93

(32.57)%		(7.07)%		22.34%		8.21%	7.83%

$31,147		$39,313		$38,589		$29,396	$24,105

0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(5)

0.72	%(3)	0.60	%(3)	0.56	%(3)	0.67%	0.45%

2.27%		1.54%		1.52%		1.49%	1.67%

9%		2%		2%		4%	7%

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS S&P 500 Index Fund (the “Fund”) is currently the sole series of UBS Index Trust (the “Trust”), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

On December 4, 2009, the Fund was liquidated pursuant to a Plan of Liquidation approved by the Fund’s Board of Trustees, as discussed earlier in the shareholder letter.

During the reporting period, the Fund offered Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, are not permitted. Existing shareholders of Class B shares may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends and distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features will continue.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

claims or losses pursuant to these contracts and expects the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security;

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting Notes to financial statements (unaudited) designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

At November 30, 2009, the Fund had the following derivatives (not designated as hedging instruments under ASC 815):

Liability derivatives(1)

Unrealized depreciation	Equity risk

Futures contracts	$12,612

(1)	Statement of assets and liabilities location: Receivable for variation margin. Cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of investments. Only fiscal period end’s variation margin, if any, is reported within the Statement of assets and liabilities.

Transactions in derivative instruments during the six months ended November 30, 2009, were as follows:

Equity risk

Realized gain(1)
Futures contracts	$103,971

Unrealized depreciation(2)
Futures contracts	$(31,830)

(1)	Statement of operations location: Net realized gain (loss) on futures contracts.
(2)	Statement of operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Foreign currency translation—The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included on the Statement of operations.

The Fund does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as realized foreign currency transaction gain or loss for both financial reporting and income tax purposes. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Futures contracts—The Fund may use futures in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return on realized gains. Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts, except that in the case of certain futures payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using financial futures contracts involves various market risks, including interest rate risk. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. At November 30, 2009, UBS Global AM owed the Fund $26,461 for investment advisory and administration fees, net of fee waivers/expense reimbursements and recoupments.

UBS Global AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively, through September 30, 2010 (excluding interest expense, if any). The Fund will repay UBS Global AM for any such waivers/reimbursements during the following three-year period to the extent that operating expenses are otherwise below the expense caps. For the six months ended November 30, 2009, UBS Global AM waived fees/reimbursed expenses of $144,248 and had recoupments of $15,691. The recoupments are included in the investment advisory and administration fees on the Statement of operations.

At November 30, 2009, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fee waivers/expense
reimbursements	Expires	Expires	Expires	Expires
subject to repayment	May 31, 2010	May 31, 2011	May 31, 2012	May 31, 2013

Class A	$51,743	$67,342	$119,320	$65,242

Class B	3,437	2,113	1,279	232

Class C	—	—	12,916	—

Class C-2	1,934	2,030	3,492	288

Class Y	37,948	56,242	83,170	78,486

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as senior advisor to Morgan Stanley, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended November 30, 2009, the Fund paid brokerage commissions to Morgan Stanley in the amount of $4,232. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. There is no service or distribution plan with respect to the Fund’s Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. Effective August 3, 2009, the Fund has ceased the payment of the annual 12b-1 distribution fee that is charged to the shareholders of Class B, Class C and Class C-2 shares. At November 30, 2009, the Fund owed UBS Global AM—US $15,726 for service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM—US has informed the Fund that for the six months ended November 30, 2009, it earned $631, $33, and $13 in initial sales and deferred sales charges on Class A, Class B, and Class C shares, respectively.

Redemption fees
There is a redemption fee of 1.00% on any class of shares if an investor sells or exchanges shares less than 90 days after purchase, subject to certain exemptions as noted in the prospectus. Effective August 3, 2009, the redemption fee was waived for Class A, Class B, Class C and Class C-2 shares. For the six months ended November 30, 2009, redemption fees paid to the Fund were $3,379.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended November 30, 2009, UBS Financial Services, Inc. received from PNC, not the Fund, $9,156 of the total transfer agency and related service fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At November 30, 2009, the Fund did not have any securities on loan.

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the six months ended November 30, 2009, the Fund had an average daily amount of borrowing of $1,260,457 for 8 days with a related weighted average annualized interest rate of 1.07%, which resulted in $300 of interest expense.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Purchases and sales of securities
For the six months ended November 30, 2009, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $2,128,621 and $27,522,323, respectively.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31, 2009 was as follows:

Distributions paid from:	2009

Ordinary income	$2,151,844

Capital gains	441,226

At May 31, 2009, the Fund had a net capital loss carryforward of $14,398,473. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $5,536,090 in 2010, $6,526,505 in 2011 and $2,335,878 in 2017. The entire capital loss carryforward is from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

As of and during the six months ended ended November 30, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended November 30, 2009, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended May 31, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended November 30, 2009:	Shares	Amount	Shares	Amount

Shares sold	404,642	$4,643,451	—	$—

Shares repurchased	(1,988,334)	(23,610,119)	(16,220)	(195,525)

Shares converted from Class B to Class A	10,074	112,074	(10,025)	(112,074)

Net decrease	(1,573,618)	$(18,854,594)	(26,245)	$(307,599)

	Class C		Class C-2

For the six months ended November 30, 2009:	Shares	Amount	Shares	Amount

Shares sold	23,028	$244,151	—	$—

Shares repurchased	(682,721)	(7,886,835)	(18,960)	(213,740)

Net decrease	(659,693)	$(7,642,684)	(18,960)	$(213,740)

	Class Y

For the six months ended November 30, 2009:	Shares	Amount

Shares sold	167,381	$1,932,989

Shares repurchased	(152,386)	(1,765,533)

Net increase	14,995	$167,456

	Class A		Class B

For the year ended May 31, 2009:	Shares	Amount	Shares	Amount

Shares sold	2,156,247	$22,720,697	8	$79

Shares repurchased	(3,250,875)	(35,220,681)	(10,192)	(121,973)

Shares converted from Class B to Class A	16,364	187,756	(16,356)	(187,756)

Dividends reinvested	163,475	1,621,670	377	3,759

Net decrease	(914,789)	$(10,690,558)	(26,163)	$(305,891)

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

	Class C		Class C-2

For the year ended May 31, 2009:	Shares	Amount	Shares	Amount

Shares sold	194,490	$2,088,290	5,806	$56,000

Shares repurchased	(425,320)	(4,749,025)	(115,739)	(1,172,235)

Dividends reinvested	17,645	174,336	3,045	30,020

Net decrease	(213,185)	$(2,486,399)	(106,888)	$(1,086,215)

	Class Y

For the year ended May 31, 2009:	Shares	Amount

Shares sold	642,673	$6,836,277

Shares repurchased	(204,833)	(2,181,042)

Dividends reinvested	71,348	709,916

Net increase	509,188	$5,365,151

Subsequent events
Other than the liquidation of the Fund, there were no other material subsequent events that occurred through January 29, 2010, the date of issuance of the Fund’s financial statements, that would require disclosure in or adjustment to the Fund’s financial statements through this date.

UBS S&P 500 Index Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Background—At a meeting of the board of UBS Index Trust (the “Trust”) on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contract between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS S&P 500 Index Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board reviewed how transactions in Fund assets are effected. The board also reviewed the Fund’s brokerage policies and practices, the standards applied in seeking best execution, policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board also took into account that at this meeting, management was proposing that the board approve a liquidation of the Fund to occur no earlier than November 6, 2009, and on or before February 5, 2010, in light of the Fund’s poor sales prospects and small size.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board considered that UBS Global AM had entered into a written fee waiver/expense reimbursement agreement with the Fund pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the ordinary total operating expenses of each class would not exceed certain percentages (excluding interest expense, if any, and extraordinary items), through September 30, 2009. The board also considered that the Fund had agreed to repay UBS Global AM for any fees waived and/or reimbursed expenses to the extent that it can do so over the following three years without causing the Fund’s expenses in any of those three years to exceed these caps. Management noted that consideration of fee waiver and/or expense reimbursement arrangements extending into 2010 (or until the earlier liquidation of the Fund) normally would be considered at the board’s next meeting in September. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s advisory fees, the board also received information on UBS Global AM’s standard institutional account fees for accounts following various equity strategies. The board noted that, in general, these fees were higher than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of funds versus such accounts and the differences in the types of investments and levels of services required by funds and such accounts. The board also received information on fees charged to other funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the first quintile, the Actual Management Fee was in the second quintile and the Fund’s total expenses were in the fifth quintile

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management explained that the Fund’s above median total expenses resulted primarily from higher transfer agency expenses, which were related to the Fund being distributed to a significant degree via a retirement platform and relatively low average shareholder account size balances.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2009 and (b) annualized performance information for each year in the ten-year period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the third quintile for the one-year period, the fourth quintile for the three- and five-year periods and the fifth quintile for the ten-year period and since inception of the Fund (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Management noted that as a passively managed fund, the Fund’s performance in comparison with its Performance Universe was correlated with the Fund’s relatively higher total expenses, which were the result of the Fund’s relatively small size and the size of its shareholder accounts. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

entire UBS New York fund complex. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that, although the Fund’s assets have vacillated over time, when and to the extent the Fund’s assets have increased, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, including the board’s approval of a plan of liquidation for the Fund, the board approved the Investment Advisory and Administration Contract to continue for another year (or until the earlier liquidation of the Fund). In making its decision, the board identified no

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

single factor as being determinative in approving the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3)   Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2010